Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Cash flows from operating activities
Profit/(Loss) before income tax	$ (23,496,020)	$ (3,018,773)	$ (18,074,094)	$ 7,079,243
Adjustments for:
Depreciation of property, plant and equipment	3,578,225	459,731	4,444,914	5,015,875
Allowance for expected credit losses – trade receivables	1,631,086	209,562	488,640	914,788
Bad debt write-off			40,382	77,249
Issuance of shares as compensation for advisory fee	117,000	15,032
Change in fair value of contingent consideration	(717,606)	(92,199)
Impairment of goodwill	11,773,403	1,512,649
Interest expense - bank borrowings	101,108	12,990	154,980	179,866
Interest expense - lease liabilities	268,999	34,562	211,258	370,848
Interest expense - convertible promissory notes	322,787	41,472	1,648,858
Change in fair value of embedded derivative liability	(1,452,727)	(186,647)	(1,623,695)
Interest income	(96,179)	(12,357)	(286,321)	(48,233)
Issuance of ordinary shares for commitment fee			1,560,000
Gain arising from the drawdown of the SEPA	(1,033,094)	(132,733)
Unrealized foreign exchange difference, net			22,358
Operating cash flows before working capital changes	(9,003,018)	(1,156,711)	(11,412,720)	13,589,636
Changes in working capital:
Trade and other receivables	2,400,252	308,385	(4,077,972)	(5,651,207)
Trade and other payables	(2,645,702)	(339,920)	4,293,607	957,115
Contract liabilities	498,969	64,108	(214,326)	(1,782,857)
Net cash generated from/(used in) operating activities	(8,749,499)	(1,124,138)	(11,411,411)	7,112,687
Cash flows from investing activities
Interest income	96,179	12,357	286,321	48,233
Acquisition of a subsidiary	(28,078,241)	(3,607,498)
Purchase of property, plant and equipment	(20,998)	(2,698)	(1,490,361)	(287,307)
Net cash used in investing activities	(28,003,060)	(3,597,839)	(1,204,040)	(239,074)
Cash flows from financing activities
Advance from ultimate beneficial shareholder				(15,939)
Interest paid	(101,108)	(12,990)	(154,980)	(179,866)
Repayment of bank borrowings	(3,845,863)	(494,117)	(921,966)	(706,871)
Repayment of lease liabilities	(3,230,591)	(415,067)	(3,693,784)	(3,706,727)
Proceeds from issuance of ordinary shares, net of offering expenses			32,243,314
Proceeds from underwriters’ exercise of over-allotment option			3,112,668
Proceeds from issuance of convertible promissory notes, net of transaction costs			20,592,000
Proceeds from issuance of shares pursuant to the SEPA, net of transaction costs	5,423,085	696,759
Proceeds from private placement	3,144,960	404,065
Net cash (used in)/generated from financing activities	1,390,483	178,650	51,177,252	(4,609,403)
Net change in cash and bank balances	(35,362,076)	(4,543,327)	38,561,801	2,264,210
Cash and bank balances at beginning of year	42,222,014	5,424,693	3,660,213	1,396,003
Cash and bank balances at end of year	$ 6,859,938	$ 881,366	$ 42,222,014	$ 3,660,213